PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets

	Aerospace & Defense – 3.5%
2,003,202	Boeing Co. (The)	$367,186,927

	Air Freight & Logistics – 2.3%
3,233,717	Expeditors International of Washington, Inc.	245,891,841

	Beverages – 3.3%
5,109,600	Monster Beverage Corp.(a)	354,197,472

	Biotechnology – 4.2%
705,612	Regeneron Pharmaceuticals, Inc.(a)	440,054,924

	Capital Markets – 3.6%
593,512	FactSet Research Systems, Inc.	194,950,887
3,346,579	SEI Investments Co.	183,994,913

		378,945,800

	Communications Equipment – 2.2%
4,925,825	Cisco Systems, Inc.	229,740,478

	Energy Equipment & Services – 0.7%
4,193,444	Schlumberger Ltd.	77,117,435

	Entertainment – 1.9%
1,763,829	Walt Disney Co. (The)	196,684,572

	Health Care Equipment & Supplies – 1.8%
214,442	Intuitive Surgical, Inc.(a)	122,195,485
572,588	Varian Medical Systems, Inc.(a)	70,153,482

		192,348,967

	Health Care Technology – 1.9%
2,912,712	Cerner Corp.	199,666,408

	Hotels, Restaurants & Leisure – 4.0%
2,454,103	Starbucks Corp.	180,597,440
2,267,762	Yum China Holdings, Inc.	109,011,319
1,578,113	Yum! Brands, Inc.	137,153,801

		426,762,560

	Household Products – 1.6%
2,334,720	Colgate-Palmolive Co.	171,041,587

	Interactive Media & Services – 11.0%
196,777	Alphabet, Inc., Class A(a)	279,039,625
196,505	Alphabet, Inc., Class C(a)	277,781,433
2,688,707	Facebook, Inc., Class A(a)	610,524,698

		1,167,345,756

	Internet & Direct Marketing Retail – 13.0%
2,581,862	Alibaba Group Holding Ltd., Sponsored ADR(a)	556,907,633
296,402	Amazon.com, Inc.(a)	817,719,766

		1,374,627,399

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – 7.0%
554,718	Automatic Data Processing, Inc.	$82,591,963
3,405,338	Visa, Inc., Class A	657,809,141

		740,401,104

	Life Sciences Tools & Services – 1.7%
478,021	Illumina, Inc.(a)	177,035,077

	Machinery – 2.8%
1,871,861	Deere & Co.	294,162,956

	Pharmaceuticals – 6.3%
2,387,906	Novartis AG, Sponsored ADR	208,559,710
1,655,856	Novo Nordisk A/S, Sponsored ADR	108,425,451
8,128,048	Roche Holding AG, Sponsored ADR	352,594,722

		669,579,883

	Semiconductors & Semiconductor Equipment – 6.4%
1,211,021	NVIDIA Corp.	460,078,988
2,429,452	QUALCOMM, Inc.	221,590,317

		681,669,305

	Software – 19.4%
2,265,968	Autodesk, Inc.(a)	541,996,886
2,477,148	Microsoft Corp.	504,124,389
7,787,721	Oracle Corp.	430,427,340
2,275,834	salesforce.com, Inc.(a)	426,331,983
813,061	Workday, Inc., Class A(a)	152,335,109

		2,055,215,707

	Total Common Stocks (Identified Cost $6,495,194,826)	10,439,676,158

Principal Amount
Short-Term Investments – 1.3%
$ 141,633,338	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $141,633,338 on 7/01/2020 collateralized by $44,967,600 U.S. Treasury Note, 2.375% due 4/30/2026 valued at $50,336,993; $85,294,500 U.S. Treasury Note, 2.125% due 5/31/2026 valued at $94,129,117 including accrued interest(b) (Identified Cost $141,633,338)	141,633,338

	Total Investments – 99.9% (Identified Cost $6,636,828,164)	10,581,309,496
	Other assets less liabilities – 0.1%	13,020,399

	Net Assets – 100.0%	$10,594,329,895

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$10,439,676,158	$—	$—	$10,439,676,158
Short-Term Investments	—	141,633,338	—	141,633,338

Total	$10,439,676,158	$141,633,338	$—	$10,581,309,496

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2020 (Unaudited)

Software	19.4%
Internet & Direct Marketing Retail	13.0
Interactive Media & Services	11.0
IT Services	7.0
Semiconductors & Semiconductor Equipment	6.4
Pharmaceuticals	6.3
Biotechnology	4.2
Hotels, Restaurants & Leisure	4.0
Capital Markets	3.6
Aerospace & Defense	3.5
Beverages	3.3
Machinery	2.8
Air Freight & Logistics	2.3
Communications Equipment	2.2
Other Investments, less than 2% each	9.6
Short-Term Investments	1.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%